As filed with the U.S. Securities and Exchange Commission on November 14, 2024

File Nos. 811-07763

333-10015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 148	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 149	☒

(Check appropriate box or boxes)

LITMAN GREGORY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

2301 Rosecrans Avenue, Suite 2150, El Segundo, California 90245

(Address of Principal Executive Offices) (Zip Code)

(925) 254-8999

(Registrant’s Telephone Number, including Area Code)

Jeffrey K. Seeley	Copies of Communications to:
2301 Rosecrans Avenue, Suite 2150	David A. Hearth, Esq.
El Segundo, California 90245	Paul Hastings LLP
(Name and Address of Agent for Service)	101 California Street, 48th Floor
San Francisco, California 94111

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On December 13, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 148 to the Registration Statement on Form N-1A for Litman Gregory Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying the effectiveness of the Polen Capital U.S. SMID Company Growth ETF (the “Fund”), a series of the Trust, filed as part of Post-Effective Amendment No.  144 (“PEA No. 144”), which was filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-24-186252 on July 26, 2024, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
146	October 8, 2024	October 22, 2024
147	October 21, 2024	November 15, 2024

Since no other changes are intended to be made to PEA No. 144 by means of this filing, Parts A, B and C of PEA No. 144 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of PEA No. 144.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 144.

PART C – OTHER INFORMATION

Part  C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 144.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 148 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 148 and Amendment No. 149 under the Investment Company Act of 1940, as amended, to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Segundo, and State of California, on the 14th day of November, 2024.

LITMAN GREGORY FUNDS TRUST

By:	/s/ Jeffrey K. Seeley
Jeffrey K. Seeley
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 148 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/ Julie Allecta*		Chairman of the Board, Trustee	November 14, 2024
Julie Allecta

/s/ Thomas W. Bird*		Trustee	November 14, 2024
Thomas W. Bird

/s/ Jennifer M. Borggaard*		Trustee	November 14, 2024
Jennifer M. Borggaard

/s/ Jonathan W. DePriest*		Trustee	November 14, 2024
Jonathan W. DePriest

/s/ Craig Wainscott		Trustee	November 14, 2024
Craig Wainscott

/s/ Jeffrey K. Seeley		Trustee and President	November 14, 2024
Jeffrey K. Seeley		(Principal Executive Officer)

/s/ Harold M. Shefrin*		Trustee	November 14, 2024
Harold M. Shefrin

/s/ Philippe Uzan* Philippe Uzan		Trustee	November 14, 2024

/s/ John M. Coughlan John M. Coughlan		Treasurer (Principal Financial Officer)	November 14, 2024

* By:	/s/ John M. Coughlan
John M. Coughlan, Attorney-in-Fact